Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation of right of use assets	$ 656
Short term, low-value and variable lease costs	675
Interest on lease liabilities	90	$ 47	$ 59
Principal lease payments	671
Lease interest payments	$ 90